SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Price of spectrum to be exchanged		$ 3,399.0
5G licenses
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	20 years
3G/4G licenses
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	15 years
Nucleo's licenses | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	5 years
Nucleo's licenses | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	10 years
Customer Relationship | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	5 years
Customer Relationship | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	14 years
Incremental Costs from the Acquisition of Contracts
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	2 years
Content activation
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	2 years
Internally generated software | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	5 years
Internally generated software | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	10 years
Other | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	2 years
Other | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	28 years